Fair Value Measurements	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 6. Fair Value Measurements

The Company follows ASC Topic 820 for measuring fair value. Fair value is the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation models involve some level of estimation and judgment, the degree of which is dependent on the price transparency for the assets or liabilities or market and the assets’ or liabilities’ complexity. Effective August 2, 2024, the Board designated the Investment Adviser as the Company’s Valuation Designee in accordance with Rule 2a-5 under the 1940 Act. The Company’s fair value analysis, currently undertaken by the Valuation Designee, includes an analysis of the value of any unfunded loan commitments. Assets and liabilities are categorized for disclosure purposes based upon the level of judgment associated with the inputs used to measure their value. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the asset or liability as of the measurement date. The three levels are defined as follows:

Level 1:      Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2:      Inputs include quoted prices for similar assets or liabilities in active markets and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the assets or liabilities.

Level 3:      Inputs include significant unobservable inputs for the assets or liabilities and include situations where there is little, if any, market activity for the assets or liabilities. The inputs into the determination of fair value are based upon the best information available and require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an asset’s or a liability’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Currently, the Valuation Designee assesses the levels of assets and liabilities at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfers. During the year ended September 30, 2024, certain debt investments with a fair value of $6,456 transferred from Level 2 to Level 3 of the fair value hierarchy and certain debt investments with a fair value of $4,964 transferred from Level 3 to Level 2 of the fair value hierarchy. The transfers into or out of Level 3 were primarily due to decreased or increased transparency of the observable prices. There were no transfers among Level 1, 2 and 3 of the fair value hierarchy during the period from June 30, 2023 (commencement of operations) to September 30, 2023.

The following section describes the valuation techniques used to measure different assets and liabilities at fair value and includes the level within the fair value hierarchy in which the assets and liabilities are categorized.

Investments

Level 1 investments are valued using quoted market prices. Level 2 investments are valued using market consensus prices that are corroborated by observable market data and quoted market prices for similar assets and liabilities. Level 3 investments are valued at fair value as determined in good faith by the Valuation Designee, based on input of the Valuation Designee’s personnel and independent valuation firms that have been engaged by or at the direction of the Valuation Designee to assist in the valuation of each portfolio investment without a readily available market quotation at least every other quarter under a valuation policy and a consistently applied valuation process. This valuation process is conducted at the end of each fiscal quarter, with each portfolio investment being reviewed at least every other quarter (subject to a de minimis threshold) with approximately 50% (based on the fair value of the portfolio company investments) of the Company’s valuations of debt and equity investments without readily available market quotations subject to review by an independent valuation firm. As of September 30, 2024, $615,715 and $2,649,583 of investments were valued using Level 2 inputs and Level 3 inputs, respectively. As of September 30, 2023, $139,934 and $1,038,699 of investments were valued using Level 2 inputs and Level 3 inputs, respectively. As of September 30, 2024, all interest rate swaps were valued using Level 2 inputs. As of September 30, 2024 and 2023, all money market funds included in cash and cash equivalents and restricted cash and cash equivalents were valued using Level 1 inputs.

When determining fair value of Level 3 debt and equity investments, the Valuation Designee takes into account the following factors, where relevant: the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons to publicly traded securities, and changes in the interest rate environment and the credit markets generally that affect the price at which similar investments are made and other relevant factors. The primary method for determining enterprise value uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s net income before net interest expense, income tax expense, depreciation and amortization (“EBITDA”). A portfolio company’s EBITDA can include pro forma adjustments for items such as acquisitions, divestitures, or expense reductions. The enterprise value analysis is performed to determine the value of equity investments and to determine if debt investments are credit impaired. If debt investments are credit impaired, the Valuation Designee will use the enterprise value analysis or a liquidation basis analysis to determine fair value. For debt investments that are not determined to be credit impaired, the Valuation Designee uses a market interest rate yield analysis to determine fair value.

In addition, for certain debt investments, the Valuation Designee bases its valuation on indicative bid and ask prices provided by an independent third party pricing service. Bid prices reflect the highest price that the Company and others could be willing to pay. Ask prices represent the lowest price that the Company and others could be willing to accept. The Valuation Designee generally uses the midpoint of the bid/ask range as its best estimate of fair value of such investment.

Due to the inherent uncertainty of determining the fair value of Level 3 investments that do not have a readily available market value, the fair value of the investments could differ significantly from the values that would have been used had a ready market existed for such investments and could differ materially from the values that are ultimately received or settled. Further, such investments are generally subject to legal and other restrictions or otherwise are less liquid than publicly traded instruments. If the Company were required to liquidate a portfolio investment in a forced or liquidation sale, the Company could realize significantly less than the value at which such investment had previously been recorded.

The Company’s investments are subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

The following tables present fair value measurements of the Company’s investments and indicate the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value as of September 30, 2024 and 2023:

As of September 30, 2024	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Debt investments(1)	$—	$615,715	$2,638,140	$3,253,855
Equity investments(1)	—	—	11,443	11,443
Money market funds(1)(2)	93,069	—	—	93,069
Interest rate swaps	—	12,871	—	12,871
Total assets, at fair value:	$93,069	$628,586	$2,649,583	$3,371,238
Liabilities, at fair value:
Interest rate swaps	$—	$2,210	$—	$2,210
Total liabilities, at fair value:	$—	$2,210	$—	$2,210

As of September 30, 2023	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Debt investments(1)	$—	$139,934	$1,038,605	$1,178,539
Equity investments(1)	—	—	94	94
Money market funds(1)(2)	40,090	—	—	40,090
Total assets, at fair value:	$40,090	$139,934	$1,038,699	$1,218,723
(1)	Refer to the Consolidated Schedules of Investments for further details.
(2)	Included in cash and cash equivalents and restricted cash and cash equivalents on the Consolidated Statements of Financial Condition.

The net change in unrealized appreciation (depreciation) for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023 reported within the net change in unrealized appreciation (depreciation) on investments in the Company’s Consolidated Statements of Operations attributable to the Company’s Level 3 assets held at the end of each period was September 30, 2024 was $21,441 and $(986), respectively.

The following tables present the changes in investments measured at fair value using Level 3 inputs for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

	For the year ended September 30, 2024
	Debt	Equity	Total
	Investments	Investments	Investments
Fair value, beginning of period	$1,038,605	$94	$1,038,699
Net change in unrealized appreciation (depreciation) on investments	12,662	88	12,750
Net translation of investments in foreign currencies	8,095	—	8,095
Realized gain (loss) on investments	(6,632)	—	(6,632)
Realized gain (loss) on translation of investments in foreign currencies	23	—	23
Fundings of (proceeds from) revolving loans, net	5,805	—	5,805
Purchases and fundings of investments	1,878,947	11,232	1,890,179
PIK interest and non-cash dividends	6,633	29	6,662
Proceeds from principal payments and sales of portfolio investments	(315,988)	—	(315,988)
Accretion of discounts and amortization of premiums	8,498	—	8,498
Transfers into Level 3(1)	6,456	—	6,456
Transfers out of Level 3(1)	(4,964)	—	(4,964)
Fair value, end of period	$2,638,140	$11,443	$2,649,583

(1) Transfers between levels are recognized at the beginning of the period in which the transfers occur.

	For the period from June 30, 2023 (commencement of operations) to
	September 30, 2023
	Debt	Equity	Total
	Investments	Investments	Investments
Fair value, beginning of period	$—	$—	$—
Net change in unrealized appreciation (depreciation) on investments	649	—	649
Net translation of investments in foreign currencies	(1,635)	—	(1,635)
Realized gain (loss) on investments	89	—	89
Realized gain (loss) on translation of investments in foreign currencies	95	—	95
Fundings of (proceeds from) revolving loans, net	(63)	—	(63)
Purchases and fundings of investments	1,059,408	94	1,059,502
PIK interest and non-cash dividends	513	—	513
Proceeds from principal payments and sales of portfolio investments	(21,647)	—	(21,647)
Accretion of discounts and amortization of premiums	1,196	—	1,196
Fair value, end of period	$1,038,605	$94	$1,038,699

The following tables present quantitative information about the significant unobservable inputs of the Company’s Level 3 investments as of September 30, 2024 and 2023:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of	Valuation	Unobservable	Range (Weighted
	September 30, 2024	Techniques	Input	Average)(1)
Assets:
Senior secured loans	$59,113	Yield analysis	Market interest rate	8.5% - 12.3% (9.4)%
		Market comparable companies	EBITDA multiples	6.5x - 20.0x (10.3x)
	51,552	Broker quotes	Broker quotes	N/A
One stop loans(2)	$2,463,600	Yield analysis	Market interest rate	6.3% - 21.0% (9.3)%
		Market comparable companies	EBITDA multiples	8.0x - 38.0x (16.1x)
		Market comparable companies	Revenue multiples	1.5x - 16.5x (7.8x)
	54,180	Broker quotes	Broker quotes	N/A
Subordinated debt and second lien loans	$9,695	Yield analysis	Market interest rate	10.8% - 15.0% (11.7)%
		Market comparable companies	EBITDA multiples	9.9x - 24.0x (14.3x)
Equity(3)	$11,443	Market comparable companies	EBITDA multiples	9.0x - 22.7x (15.6x)
			Revenue multiples	1.5x - 2.8x (1.5x)
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Company valued $2,205,794 and $257,806 of one stop loans using EBITDA and revenue multiples, respectively. All one stop loans were also valued using the market rate approach.
(3)	The Company valued $10,343 and $1,100 of equity investments using EBITDA and revenue multiples, respectively.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of			Range
	September 30, 2023	Valuation Techniques	Unobservable Input	(Weighted Average)(1)
Assets:
Senior secured loans	$54,482	Yield analysis	Market interest rate	8.3% - 13.3% (9.6%)
		Market comparable companies	EBITDA multiples	8.0x - 24.0x (16.1x)
	22,495	Broker quotes	Broker quotes	N/A
One stop loans(2)	$961,628	Yield analysis	Market interest rate	8.5% - 19.5% (10.3%)
		Market comparable companies	EBITDA multiples	9.0x - 27.0x (16.3x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.5x)
Equity(3)	$94	Market comparable companies	EBITDA multiples	22.1x
			Revenue multiples	5.5x
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Company valued $875,119 and $86,509 of one stop loans using EBITDA and revenue multiples, respectively. All one stop loans were also valued using the market rate approach.
(3)	The Company valued $90 and $4 of equity investments using EBITDA and revenue multiples, respectively.

The above tables are not intended to be all-inclusive but rather to provide information on significant unobservable inputs and valuation techniques used by the Valuation Designee.

The significant unobservable inputs used in the fair value measurement of the Company’s debt and equity investments are EBITDA multiples, revenue multiples and market interest rates. The Valuation Designee uses EBITDA multiples and, to a lesser extent, revenue multiples on the Company’s debt and equity investments to determine any credit gains or losses. Increases or decreases in either of these inputs in isolation would have resulted in a significantly lower or higher fair value measurement. The Valuation Designee uses market interest rates for loans to determine if the effective yield on a loan is commensurate with the market yields for that type of loan. If a loan’s effective yield was significantly less than the market yield for a similar loan with a similar credit profile, then the resulting fair value of the loan could have been lower.

Other Financial Assets and Liabilities

ASC Topic 820 requires disclosure of the fair value of financial instruments for which it is practical to estimate such value. As a result, with the exception of the line item titled “debt” which is reported at cost, all assets and liabilities approximate fair value on the Consolidated Statements of Financial Condition due to their short maturity. The fair value of the Company's 2029 Notes is based on vendor pricing received by the Company, which is considered a Level 2 input. The fair value of the Company’s remaining debt is estimated using Level 3 inputs by discounting remaining payments using comparable market rates or market quotes for similar instruments at the measurement date, if available.

The following are the carrying values and fair values of the Company’s debt as of September 30, 2024 and 2023:

	As of September 30, 2024		As of September 30, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt(1)	$1,588,492	$1,594,735	$572,270	$572,270

(1) As of September 30, 2024, carrying value is inclusive of an adjustment for the change in fair value of an effective hedge accounting relationship related to the Tranche A Notes and 2029 Notes. See Note 5 for additional information.